Financial Risk Management Objectives and Policies	12 Months Ended
Jun. 30, 2018
Financial Risk Management Objectives And Policies
Financial Risk Management Objectives and Policies

Note 20. Financial Risk Management Objectives and Policies

(a)	Financial Instruments

The Company’s financial instruments consist of cash, trade and other receivables, trade and other payables, borrowings and Convertible Notes:

	30 June 2018 AUD$	30 June 2017 AUD$

Cash	4,727,430	3,994,924
Trade receivables	492,276	1,768,237
Trade and other payables	(689,326)	(1,290,389)
Borrowings (See Notes 13 and 20)	—	(139,864)
Convertible notes	—	(226,000)

The fair values of cash, trade and other receivables, trade and other payables, borrowings and convertible notes approximate their carrying amounts largely due to being liquid assets and payables will be settled within 12 months.

(b)	Risk Management Policy

The Board is responsible for overseeing the establishment and implementation of the risk management system, and reviews and assesses the effectiveness of the Company’s implementation of that system on a regular basis.

The Board and Senior Management identify the general areas of risk and their impact on the activities of the Company, with Management performing a regular review of:

the major risks that occur within the business;
the degree of risk involved;
the current approach to managing the risk; and
if appropriate, determine:
○	any inadequacies of the current approach; and
○	possible new approaches that more efficiently and effectively address the risk.

Management report risks identified to the Board through the monthly Operations Report.

The Company seeks to ensure that its exposure to undue risk which is likely to impact its financial performance, continued growth and survival is minimised in a cost effective manner.

(c)	Significant Accounting Policies

Details of significant accounting policies and methods adopted, including the criteria for recognition, the basis for measurement and the basis on which income and expenses are recognised, in respect of each class of financial asset, financial liability and equity instrument are disclosed in Note 1 to the financial statements.

The carrying amounts of cash, trade and other receivables, trade and other payables and financial liabilities represents their fair values determined in accordance with the accounting policies disclosed in Note 1. Interest income on cash is disclosed in Note 2.

(d)	Capital Risk Management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern and to maintain an optimal capital structure so as to maximise shareholder value.

In order to maintain or achieve an optimal capital structure, the Company may issue new shares or reduce its capital, subject to the provisions of the Company’s constitution. The capital structure of the Company consists of equity attributed to equity holders of the Company, comprising contributed equity, reserves and accumulated losses disclosed in Notes 15 and 16.

By monitoring undiscounted cash flow forecasts and actual cash flows provided to the Board by the Company’s Management the Board monitors the need to raise additional equity from the equity markets.

Financial Risk Management

The main risks the Company is exposed to through its operations are interest rate risk, foreign exchange risk, credit risk and liquidity risk.

Interest Rate Risk

The Company is exposed to interest rate risks via the cash and borrowings that it holds. Interest rate risk is the risk that a financial instruments value will fluctuate as a result of changes in market interest rates. The objective of managing interest rate risk is to minimise the Company’s exposure to fluctuations in interest rate that might impact its interest revenue and cash flow.

Interest rate risk is considered when placing funds on term deposits. The Company considers the reduced interest rate received by retaining cash in the Company’s operating account compared to placing funds into a term deposit. This consideration also takes into account the costs associated with breaking a term deposit should early access to cash be required.

There has been no change to the Company’s exposure to interest rate risk or the manner in which it manages and measures its risk in the year ended 30 June 2018

Foreign Currency Risk

The Company is exposed to foreign currency risk via the trade and other receivables and trade and other payables that it holds. Foreign currency risk is the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. The Company aims to take a conservative position in relation to foreign currency risk hedging when budgeting for overseas expenditure however, the Company does not have a policy to hedge overseas payments or receivables as they are highly variable in amount and timing, due to the reliance on activities carried out by overseas entities and their billing cycle.

The following financial assets and liabilities are subject to foreign currency risk:

	30 June 2018 AUD$	30 June 2017 AUD$
Cash (AUD/USD)	4,222,310	2,770,682
Trade and other receivable (AUD/USD)	161,138	126,207
Trade and other payables (AUD/USD)	57,667	502,651
Trade and other payables (AUD/CHF)		—
Trade and other payables (AUD/NZD)		—
Trade and other payables (AUD/ISL)	4,320	20,489

Foreign Currency purchase:

On 25 August 2016 on behalf of Immuron, Grandlodge purchased US$1,500,000 at the cost of A$1,968,762. On the same day Immuron paid Grandlodge A$1,968,762 to settle this transaction. On 12 September 2016 Grandlodge returned the US$1,500,000 purchase to Immuron. Grandlodge received no financial gains or benefits from this transaction.

Foreign currency risk is measured by regular review of cash forecasts, monitoring the dollar amount and currencies that payment are anticipated to be paid in. The Company also considers the market fluctuations in relevant currencies to determine the level of exposure. If the level of exposure is considered by Management to be too high, then Management has authority to take steps to reduce the risk.

Steps to reduce risk may include the acquisition of foreign currency ahead of the anticipated due date of an invoice, or may include negotiations with suppliers to make payment in our functional currency, or may include holding receipted foreign currency funds in a foreign currency denominated bank account to make future payments denominated in that same currency. Should Management determine that the Company consider taking out a hedge to reduce the foreign currency risk, they would need to seek Board approval.

The Company conducts some activities outside of Australia which exposes it to transactional currency movements, where the Company is required to pay in a currency other than its functional currency.

There has been no change in the manner the Company manages and measures its risk in the year ended 30 June 2018.

The Company is exposed to fluctuations as noted in the table above. Analysis is conducted on a currency by currency basis using sensitivity variables.

The Company has conducted a sensitivity analysis of the Company’s exposure to foreign currency risk. The analysis shows that if the Company’s exposure to foreign currency risk was to fluctuate as disclosed below and all other variables had remained constant, then the foreign currency sensitivity impact on the Company’s loss after tax and equity would be as follows:

Trade and Other Payables	30 June 2018 (Higher) / Lower AUD$	30 June 2017 (Higher) / Lower AUD$
AUD / USD: 2018 +8.00% (2017: +8.00%)	6,343	35,186
AUD / USD: 2018 -8.00% (2017:-8.00%)	(6,343)	(35,186)
AUD / ISL: 2018 +11.00% (2017: +11.00%)	302	2,254
AUD / ISL: 2018 -11.00% (2017: -11.00%)	(302)	(2,254)

Credit Risk

The Company is exposed to credit risk via its cash and trade and other receivables. Credit risk is the risk that a counter-party will default on its contractual obligations resulting in a financial loss to the Company. To reduce risk exposure for the Company’s cash, it places them with high credit quality financial institutions.

The Company’s major ongoing customers are the large pharmaceutical companies for the distribution of Travelan and other Hyperimmune products, and Government bodies for the receipt of GST refunds and Research and Development Tax Concession amounts due to the Company from the Australian Tax Office.

The Company has a policy that limits the credit exposure to customers and regularly monitors its credit exposure. The Board believes that the Company does not have significant credit risk at this time in respect of its trade and other receivables. Regarding customers with over 30-day debt balance, management has maintained on-going communication with relevant counter parties in regard of repayment schedule, and concluded that there have been no changes to the initial assessment of credit risk.

The Company has analyzed its trade receivables (excluding R&D receivable) below:

	0 - 30 days AUD$	31 - 60 days AUD$	61 - 90 days AUD$	90 days + AUD$	Total AUD$

2018 Trade receivables	250,806	122,890	106,494	11,986	492,276

2017 Trade receivables	173,248	33,731	419	62,727	270,125

Liquidity Risk

The Company is exposed to liquidity risk via its trade and other payables and its recurring and projected losses.

Liquidity risk is the risk that the Company will encounter difficulty in raising funds to meet the commitments associated with its financial instruments. Responsibility for liquidity risk rests with the Board who manage liquidity risk by monitoring undiscounted cash flow forecasts and actual cash flows provided to them by the Company’s Management at Board meetings to ensure that the Company continues to be able to meet its debts as and when they fall due.

Contracts are not entered into unless the Board believes that there is sufficient cash flow to fund the additional activity. The Board considers when reviewing its undiscounted cash flow forecasts whether the Company needs to raise additional funding from the equity markets.

The Company has analyzed its trade and other payables below:

	0 - 30 days AUD$	31 - 60 days AUD$	61 - 90 days AUD$	90 days + AUD$	Total AUD$
2018 Trade and other payables and notes payable	216,938	—	—	—	216,938
2018 Borrowings (see Note 18 for repayment terms)	—	—	—	—	—
2018 Convertible notes (note 13 for repayment terms)	—	—	—	—	—

2017 Trade and other payables and notes payable	1,074,569	102,546	72,052	77,395	1,326,562
2017 Borrowings (see Note 18 for repayment terms)	n/a	n/a	n/a	n/a	139,864
2017 Convertible notes (note 13 for repayment terms)	n/a	n/a	n/a	n/a	226,000

As of June 30, 2018, the Company maintained a cash balance of A$4,727,430 (fiscal year 2017: A$3,994,924). Additionally, the Company also recognised a total of A$1,683,305 (fiscal year 2017: A$1,768,237) in receivables, including a A$1,191,029 (fiscal year 2017: A$1,498,112) related to R&D Tax Concession. The 2017 R&D Tax concession was received in February 2018 and 2016 was received in November 2016. On this basis, even though the company has been in loss making position historically, management is satisfied that the Group is a going concern and are of the opinion that no asset is likely to be realized for an amount lower than the amount at which it is recorded in the Consolidated Statement of Financial Position as of June 20 2018.